NOTES PAYABLE (Details) (USD $)	6 Months Ended		80 Months Ended	3 Months Ended		6 Months Ended	1 Months Ended			12 Months Ended			3 Months Ended	6 Months Ended			12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2014 Notes Conversion One [Member] COMMON STOCK SERIES A [Member]	Jun. 30, 2014 Notes Conversion Two [Member] COMMON STOCK SERIES A [Member]	Jun. 30, 2014 Iliad Note Conversion [Member]	Dec. 31, 2009 Note Payable Issued for Land Purchase [Member]	Jun. 30, 2014 Note Payable Issued for Land Purchase [Member]	Dec. 03, 2009 Note Payable Issued for Land Purchase [Member]	Dec. 31, 2012 Iliad Research and Trading LP Convertible Note [Member]	Jun. 30, 2014 Iliad Research and Trading LP Convertible Note [Member]	Jun. 30, 2014 JMJ Financial Convertible Note [Member]	Jun. 30, 2014 7% Two Year Notes [Member]	Jun. 30, 2014 7% Two Year Notes [Member]	Jun. 30, 2014 7% Two Year Notes [Member] Minimum [Member]	Jun. 30, 2014 7% Two Year Notes [Member] Maximum [Member]	Dec. 31, 2013 Second JMJ Financial Convertible Note [Member]	Dec. 31, 2013 First Jmj Financial Convertible Note [Member]
Debt Instrument [Line Items]
Debt interest rate										8.00%			7.00%	7.00%			9.90%	12.00%
Conversion price of convertible notes										$ 0.04					$ 0.0012	$ 0.275	$ 0.005
Conversion price, percent of stock price																	70.00%
Maturity date															Jul. 09, 2014	May 30, 2016
Issuance of additional notes													$ 2,500	$ 22,839
Maturities of two-year notes payable
2014	272,000		272,000
2015	346,678		346,678
2016	216,871		216,871
Total	835,549		835,549					134,955			11,164	731,786					111,000
Less current maturities	(835,549)		(835,549)
Long term debt
Debt, face amount									225,000	566,500			835,549	835,549			100,000	759,640
Notes installment amount							22,500			47,208.33
Fee percentage										25.00%
Maximum share value sold per day																		1,500
Due date of first installment							Jan. 01, 2010			Oct. 01, 2012
Proceeds from debt issuance, net of discount and costs										500,000
Discount if shares not delivered by DWAC																	10.00%
Discount if shares not eligible for deposit into DTC system																	5.00%
Original issue discount on notes payable										51,500
Payment of attorney's fees and costs										15,000
Personal guarantee termination if shareholder percentage below																	5.00%
Debt Conversion [Line Items]
Shares issued for notes payable conversion				49,174,757	162,905,533	76,728,504
Amount of debt converted			453,600	31,400	116,500	42,164
Issuance of common stock for interest	382	7,697	224,374			1,336
Loss on conversion of debt				$ 21,801